Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2023 and 2022 non-financial assets measured at fair value were classified in Level 2 of this hierarchy, as described below:

	2023	2022
Level 2
Buildings	$101,033	$103,815
Lands	1,419,674	1,147,174
	$1,520,707	$1,250,989

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2023, and 2022, the reconciliation between the carrying amounts of non-financial assets classified within Level 2 was as follows:

	2023	2022
Balance as of January 1	$1,250,989	$1,316,264
Amount recognized in other comprehensive income:
Revaluation surplus	-	-
Amount recognized in statements profit or loss:
Loss on the accord and satisfaction	-	(61,973)
	-	(61,973)

Additions and disposals, net	(2,782)	(3,302)
Transfer from available-for-sale assets	272,500	-
Balance as of December 31	$1,520,707	$1,250,989